Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract] [Standard Label]
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Contract liabilities	Contract liabilities
Rental expenses	¥ 9,622	¥ 5,243	¥ 2,148